Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2022	December 31, 2021
	(Unaudited)
Land	$387,866	$400,091
Buildings and leasehold improvements	2,230,968	2,235,061
Machinery and equipment	1,102,943	1,013,376
Office equipment	186,149	191,824
	3,907,926	3,840,352
Less: accumulated depreciation	(3,309,278)	(3,314,471)
Property and equipment, net	$598,648	$525,881

	December 31, 2021	December 31, 2020

Land	$400,091	$395,645
Buildings and leasehold improvements	2,235,061	2,233,573
Machinery and equipment	1,013,376	994,544
Office equipment	191,824	189,760
	3,840,352	3,813,522
Less: accumulated depreciation	(3,314,471)	(3,298,688)
Property and equipment, net	$525,881	$514,834